Leases	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Disclosure Text Block [Abstract]
Leases
Note 8. Leases
In July 2020, we entered into a lease agreement (the “Initial Lease Agreement”) for office space in San Diego, California. The Initial Lease Agreement was extended to November 30, 2029, in accordance with the amended lease agreement that we entered into in January 2022 (the “Amended Lease Agreement”). The Amended Lease Agreement, which began on July 1, 2022 and expires on November 30, 2029, provides additional office space adjacent to our current office in San Diego. Upon taking control of the additional office space on July 1, 2022, we recognized operating lease ROU assets obtained in exchange for operating lease liabilities of $
4.3

million. The Initial Lease Agreement and Amended Lease Agreement are collectively referred to as the “Lease Agreements” and have been accounted for as operating leases.
The following is a schedule of the future minimum lease payments under the Lease Agreements, reconciled to the operating lease liability, as of March 31, 2023 (in thousands):

March 31, 2023

Remainder of fiscal year ending June 30, 2023	$566
Years ending June 30,
2024	2,335
2025	1,913
2026	2,477
2027	2,551
2028	2,715
Thereafter	4,386

Total lease payments	16,943
Less: Present value discount	(3,891)

Total operating lease liability	$13,052

Balance Sheet Classification – Operating Leases
Operating lease liability	$1,385
Operating lease liability, long-term	11,667

Total operating lease liability	$13,052

Other Balance Sheet Information – Operating Leases
Weighted average remaining lease term (in years)	6.7
Weighted average discount rate	7.50%
The Lease Agreements include rent escalations over the lease terms. In addition, the Lease Agreements include renewal options which were not included in the determination of the ROU assets or lease liabilities as the renewals were not reasonably certain at the inception of the Lease Agreements. Under the terms of the Lease Agreements, we are subject to charges for variable non-lease
components (e.g., common area maintenance, maintenance, etc.) that are not included in the ROU assets and operating lease liabilities and are recorded as an expense in the period incurred.
The total operating lease costs and supplemental cash flow information related to our operating leases were as follows (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022

Operating lease expense	$609	$377	$1,826	$1,130
Operating cash flows from operating leases	$567	$380	$1,700	$1,139

Note 11. Leases
In July 2020, we entered into a lease agreement (the “Initial Lease Agreement”) for approximately 32,800 square feet of office space in San Diego, California. The Lease Agreement was scheduled to expire in March 2028 but was extended by 20 months to November 2029 in accordance with the amended lease agreement we entered into in January 2022 (the “Amended Lease Agreement”). The Initial and Amended Lease Agreements are collectively referred to as the lease agreements. The lease agreements contain rent escalations over the lease term. We have accounted for the lease agreements as operating leases. The lease agreements contain an option to renew and extend the lease term, which is not included in the determination of the ROU asset and operating lease liability, as it was not reasonably certain to be exercised. Upon commencement of the Amended Lease Agreement, to extend the lease term, we recognized an additional operating lease ROU asset and a corresponding operating lease liability. The lease agreements include variable non-lease
components (e.g., common area maintenance, maintenance, etc.) that are not included in the ROU asset and operating lease liability and are reflected as an expense in the period incurred.
The Amended Lease Agreement also provides for an additional 12,300 square feet of office space adjacent to our current office in San Diego, beginning on July 1, 2022, for approximately 45,100 square feet of office space, which will be accounted for as an additional ROU asset and operating lease liability once we obtain control of the additional lease space. Our total contractual obligation for the additional lease space is $5.7 million.

The total operating lease costs for the Lease Agreement were as follows for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
Operating lease cost	$1,583	$1,507	$692
Supplemental cash flow information related to our operating leases was as follows for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,519	$983	$—
Right-of-use assets obtained in exchange for operating lease obligations:	$2,189	$8,689	$—
The following is a schedule of the future minimum rental payments for our operating leases, reconciled to the lease liability as of June 30, 2022 (in thousands):

June 30, 2022
Years ending June 30,
2023	$1,565
2024	1,612
2025	1,168
2026	1,710
2027	1,761
Thereafter	5,090

Total lease payments	12,906
Less: Present value discount	(3,264)

Total operating lease liability	$9,642

Balance Sheet Classification—Operating Leases
Operating lease liability	$871
Operating lease liability, long-term	8,771

Total operating lease liability	$9,642

Other Balance Sheet Information—Operating Leases
Weighted average remaining lease term (in years)	7.4
Weighted average discount rate	7.50%